Unaudited Quarterly Financial Information (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of Unaudited Quarterly Financial Information
Total Revenues	$ 3,616.0	$ 4,315.0	$ 3,573.6	$ 4,056.8	$ 3,801.1	$ 4,333.1	$ 4,013.2	$ 4,048.3	$ 15,561.4	$ 16,195.7	$ 15,424.9
Operating Income (Loss)	294.7	958.2	551.0	788.4	551.1	668.6	757.0	706.0	2,592.3	2,682.7	3,525.0
Net Income (Loss)	152.7	733.9	459.1	574.1	364.8	579.7	530.1	456.7	1,919.8	1,931.3	1,928.9
Amounts Attributable to Common Shareholders
Earnings (Loss) Attributable To Common Shareholders	$ 153.5	$ 733.5	$ 461.3	$ 572.8	$ 363.4	$ 577.6	$ 528.4	$ 454.4	$ 1,921.1	$ 1,923.8	$ 1,912.6
Basic Earnings (Loss) per Share Attributable to AEP Common Shareholders:
Basic Earnings (Loss) per Share Attributable to AEP Common Shareholders from Continuing Operations	$ 0.31	$ 1.49	$ 0.93	$ 1.16	$ 0.74	$ 1.17	$ 1.07	$ 0.92
Total Basic Earnings (Loss) per Share Attributable to AEP Common Shareholders									$ 3.89	$ 3.90	$ 3.89
Diluted Earnings (Loss) per Share Attributable to AEP Common Shareholders:
Diluted Earnings (Loss) per Share Attributable to AEP Common Shareholders from Continuing Operations	$ 0.31	$ 1.48	$ 0.93	$ 1.16	$ 0.74	$ 1.17	$ 1.07	$ 0.92
Total Diluted Earnings (Loss) Per Share Attributable to AEP Common Shareholders									$ 3.88	$ 3.90	$ 3.88
AEP Texas Inc. [Member]
Summary of Unaudited Quarterly Financial Information
Total Revenues	$ 391.3	$ 489.3	$ 438.0	$ 390.7	$ 402.0	$ 433.4	$ 388.3	$ 371.6	$ 1,709.3	$ 1,595.3	$ 1,538.4
Operating Income (Loss)	4.3	118.2	38.7	70.8	84.3	94.0	86.2	81.8	232.0	346.3	416.1
Net Income (Loss)	(13.7)	77.0	80.6	34.4	60.2	57.8	46.5	46.8	178.3	211.3	310.5
AEP Transmission Co [Member]
Summary of Unaudited Quarterly Financial Information
Total Revenues	251.3	259.7	266.9	243.5	189.9	194.4	200.1	191.7	1,021.4	776.1	706.9
Operating Income (Loss)	122.3	142.3	161.0	141.6	91.5	97.0	110.5	111.1	567.2	410.1	432.9
Net Income (Loss)	91.8	107.6	136.0	104.3	71.7	78.1	82.0	84.1	439.7	315.9	270.7
Appalachian Power Co [Member]
Summary of Unaudited Quarterly Financial Information
Total Revenues	720.6	755.5	655.8	792.8	718.1	762.0	667.0	820.4	2,924.7	2,967.5	2,934.2
Operating Income (Loss)	25.7	142.6	76.9	152.1	108.1	49.8	132.6	193.0	397.3	483.5	690.3
Net Income (Loss)	12.8	104.3	55.5	133.7	77.8	87.1	77.4	125.5	306.3	367.8	331.3
Indiana Michigan Power Co [Member]
Summary of Unaudited Quarterly Financial Information
Total Revenues	538.2	611.1	543.1	614.3	574.5	629.7	589.7	576.8	2,306.7	2,370.7	2,121.2
Operating Income (Loss)	40.6	107.3	77.9	115.0	52.2	110.2	117.4	97.4	340.8	377.2	347.2
Net Income (Loss)	21.4	88.8	60.3	98.9	29.7	72.7	94.7	64.2	269.4	261.3	186.7
Ohio Power Co [Member]
Summary of Unaudited Quarterly Financial Information
Total Revenues	643.6	710.6	606.6	836.8	745.4	778.3	748.8	790.9	2,797.6	3,063.4	2,883.9
Operating Income (Loss)	63.0	98.6	77.1	162.5	118.2	79.9	104.4	117.3	401.2	419.8	565.7
Net Income (Loss)	49.4	69.1	50.6	128.0	88.4	88.7	68.8	79.6	297.1	325.5	323.9
Public Service Co Of Oklahoma [Member]
Summary of Unaudited Quarterly Financial Information
Total Revenues	307.9	493.0	348.1	332.8	330.8	481.4	398.3	336.8	1,481.8	1,547.3	1,427.2
Operating Income (Loss)	1.8	120.0	56.6	20.9	2.9	78.5	57.2	3.9	199.3	142.5	171.5
Net Income (Loss)	(10.8)	100.3	41.9	6.2	(6.6)	60.4	36.6	(7.2)	137.6	83.2	72.0
Southwestern Electric Power Co [Member]
Summary of Unaudited Quarterly Financial Information
Total Revenues	408.8	545.5	375.5	421.1	410.1	535.3	457.1	419.4	1,750.9	1,821.9	1,779.9
Operating Income (Loss)	33.9	134.7	33.0	54.1	38.5	127.1	70.5	41.6	255.7	277.7	304.0
Net Income (Loss)	14.6	111.3	7.3	29.0	10.5	89.6	38.7	13.4	162.2	152.2	137.5
Amounts Attributable to Common Shareholders
Earnings (Loss) Attributable To Common Shareholders	$ 14.1	$ 110.5	$ 6.2	$ 27.8	$ 9.6	$ 88.2	$ 37.6	$ 11.8	$ 158.6	$ 147.2	$ 124.7